UNIT-BASED COMPENSATION - Cash-settled BPY Awards by Expiry Date (Details) - Cash-Settled Share-Based Payment Arrangement	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	603,891	7,331,416	7,144,871	7,377,042
Weighted average exercise price (in dollars per share) | $ / shares	$ 21.55	$ 20.38	$ 20.30	$ 20.28
2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	0	69,000	69,000
Weighted average exercise price (in dollars per share) | $ / shares	$ 0.00	$ 13.07	$ 13.07
2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	24,000	172,800	172,800
Weighted average exercise price (in dollars per share) | $ / shares	$ 17.44	$ 17.44	$ 17.44
2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	22,200	515,800	515,800
Weighted average exercise price (in dollars per share) | $ / shares	$ 17.93	$ 18.09	$ 18.09
2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	28,800	519,000	519,000
Weighted average exercise price (in dollars per share) | $ / shares	$ 16.80	$ 16.80	$ 16.80
2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	175,416	4,278,663	4,330,286
Weighted average exercise price (in dollars per share) | $ / shares	$ 20.59	$ 20.59	$ 20.59
2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	213,038	831,834	695,376
Weighted average exercise price (in dollars per share) | $ / shares	$ 25.18	$ 25.18	$ 25.18
2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	140,437	944,319	842,609
Weighted average exercise price (in dollars per share) | $ / shares	$ 19.51	$ 19.51	$ 19.51